LIBERTY-STEIN ROE FUNDS INCOME                          LIBERTY-STEIN ROE FUNDS INVESTMENT
  TRUST                                                   TRUST
Stein Roe Cash Reserves Fund                            Stein Roe Balanced Fund
Stein Roe Income Fund, Class S                          Stein Roe Growth Stock Fund
Stein Roe High Yield Fund, Class S                      Stein Roe International Fund
Stein Roe Intermediate Bond Fund, Class S               Stein Roe Young Investor Fund
                                                        Stein Roe Midcap Growth Fund, Class S
LIBERTY-STEIN ROE FUNDS MUNICIPAL                       Stein Roe Focus Fund, Class S
  TRUST                                                 Stein Roe Small Company Growth Fund, Class S
Stein Roe Municipal Money Market Fund                   Stein Roe Capital Opportunities Fund, Class S
Stein Roe Managed Municipals Fund                       Stein Roe Global Thematic Equity Fund
Stein Roe High-Yield Municipals Fund, Class S           Stein Roe European Thematic Equity Fund
Stein Roe Intermediate Municipals Fund                  Stein Roe Growth Investor Fund, Class S

LIBERTY-STEIN ROE FUNDS TRUST                           LIBERTY FUNDS TRUST VI
Stein Roe Institutional Client High Yield Fund          Liberty Newport Asia Pacific Fund, Class S
                                                        Liberty Growth & Income Fund, Class S
LIBERTY FUNDS TRUST III
Liberty Select Value Fund, Class S                      LIBERTY-STEIN ROE INSTITUTIONAL
                                                          FLOATING RATE INCOME FUND

                           Supplement to Prospectuses

The Funds' transfer agent, Liberty Funds Services, Inc., has a new mailing address. All correspondence in connection with purchases, sales and exchanges of the Fund shares should be addressed to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
The former address, P.O. Box 8900, Boston, MA  02105, will no longer be used.

DIR-36/513J-0402                                                  April 22, 2002